Trade and other payables (Details) - EUR (€) € in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Trade and other payables
Trade payables	€ 1,701	€ 3,165	€ 1,804
Other payables	2,656	1,982	1,545
Payables relating to personnel	2,258	1,967	1,410
Other	398	15	135
Total	€ 4,357	€ 5,147	€ 3,349